NOTE 10 - RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 09, 2011	May 09, 2011	May 31, 2009
Notes to Financial Statements
Company Ownership Precent					1.00
Lease Expense					$ 1,400
Unpaid Lease Amount	7,450	6,700
Melvena Alexander Ownership	100
Service Payment Agreement	4,600		15,000
Balance Due on Service Agreements	68,070	45,870	279,950	338,025
Unpaid Service Agreement due Mr. Johnson	55,000
Unsecured, non-interest bearing advance - Robert Miller		1,500
Promissory Note				210,000
Amended Promissory Note			315,625
Increase in Promissory Note	641,816
Loans Payable	$ 5,000